ADGNY Reorganization (Notes)	12 Months Ended
Dec. 31, 2015
Investments in and Advances to Affiliates, Schedule of Investments [Abstract]
ADGNY Reorganization
ADGNY Reorganization:

During the second quarter of 2015, the Company entered into an agreement with the noncontrolling interest joint venture partner in ADGNY (the "ADGNY reorganization"), whereby, in exchange for $100,000 cash and 100,000 shares of the Company’s common stock, the noncontrolling interest partner relinquished certain economic interests in certain energy system projects in the joint venture sites owned and operated by ADGNY; ownership of certain energy system projects owned by ADGNY was transferred to the Company; and ownership of certain energy system projects owned by ADGNY was transferred to the noncontrolling interest joint venture partner. Additionally, the interests in underlying energy system projects remaining in ADGNY following the transfers of ownership of those energy system projects in the preceding sentence, were adjusted to 51% and 49% for the Company and the noncontrolling interest joint venture partner, respectively. Following the foregoing series of transactions, the Company retained a controlling 51% legal interest and had a 51% economic interest in ADGNY.
The relinquishment by the noncontrolling interest partner of certain economic interests in certain energy system projects in the joint venture sites owned and operated by ADGNY for the benefit of the Company and the adjustment of the respective interests in underlying energy system projects remaining in the joint venture were treated as changes in the Company’s ownership interest in ADGNY while the Company retained a controlling financial interest, and accordingly, were accounted for as equity transactions in accordance with ASC 810-10-45-23. The ADGNY Reorganization resulted in a reduction in additional paid-in capital of $732,116 representing primarily the fair value of the energy system projects, cash and Company common stock transferred to the ADGNY joint venture partner.
The transfer of ownership of certain energy system projects owned by ADGNY to the noncontrolling interest joint venture partner was treated as a dividend of nonmonetary assets and was recognized at the fair value of the energy systems transferred in accordance with ASC 845-10-30-1, with a gain recognized of $157,870, which is attributed entirely to the noncontrolling interest in the accompanying statements of operations.